SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) - Property, Plant and Equipment-Proceeds before Intended Use $ in Millions	Jan. 01, 2021 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Increase in revenue	$ 45.7
Increase in production costs	16.7
Property, plant and equipment	$ 29.0